Prepayments	12 Months Ended
Dec. 31, 2020
Prepayments And Accrued Income [Abstract]
Prepayments
12.	PREPAYMENTS

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Prepaid rents	$3,382	$2,864
Others	1,180	1,656
	$4,562	$4,520
Current
Prepaid rents	$704	$652
Others	1,179	1,654
	$1,883	$2,306
Noncurrent
Prepaid rents	$2,678	$2,212
Others	1	2
	$2,679	$2,214

Prepaid rents comprised the prepayments from the lease agreements applying the recognition exemption and the prepayments for leases that do not meet the definition of leases under IFRS 16.